Fair Value Disclosures (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment						$ 0	$ 0
Inventory impairments					$ 3,500	0	0
Debt Instrument, Unamortized Discount								$ 2,600
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net								$ 5,700
Home sales impairments	$ 2,350	$ 0	$ 0	$ 0	2,350	0	0
Land sale impairment	$ 1,150	$ 0	$ 0	$ 0	1,150	0	0
Remaining carrying value of inventory impaired at year end					30,225	0	0
Liabilities, Fair Value Adjustment					$ 0	$ 0	$ 0